CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Millions	Share Capital and Premium [Member]	Other reserves [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Other equity interest [member]	Non-controlling interests [member]	Total
Beginning Balance at Dec. 31, 2017	£ 2,174	£ 7,484	£ 36,749	£ 46,407	£ 3,217	£ 379	£ 50,003
Comprehensive income
Profit for the period			2,977	2,977		23	3,000
Post-retirement defined benefit scheme remeasurements, net of tax			702	702			702
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - debt securities		(50)		(50)			(50)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - equity shares		(75)		(75)			(75)
Gains and losses attributable to own credit risk, net of tax			122	122			122
Movements in cash flow hedging reserve, net of tax		(515)		(515)			(515)
Currency translation differences (tax: nil)		(2)		(2)			(2)
Total Other comprehensive income for the period, net of tax		(642)	824	182			182
Total comprehensive income		(642)	3,801	3,159		23	3,182
Transactions with owners
Dividends			(10,422)	(10,422)		(5)	(10,427)
Distributions on other equity instruments, net of tax			(135)	(135)			(135)
Capital repayment to parent			(1,800)	(1,800)			(1,800)
Capital contributions received			126	126			126
Changes in non-controlling interests						(305)	(305)
Total transactions with owners			(12,231)	(12,231)		(310)	(12,541)
Realised gains and losses on equity shares held at fair value through other comprehensive income		141	(141)
Ending Balance at Jun. 30, 2018	2,174	6,983	28,178	37,335	3,217	92	40,644
Comprehensive income
Profit for the period			1,205	1,205		12	1,217
Post-retirement defined benefit scheme remeasurements, net of tax			(582)	(582)			(582)
Share of other comprehensive income of associates and joint ventures			8	8			8
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - debt securities		(134)		(134)			(134)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - equity shares		(1)		(1)			(1)
Gains and losses attributable to own credit risk, net of tax			267	267			267
Movements in cash flow hedging reserve, net of tax		52		52			52
Currency translation differences (tax: nil)		95		95			95
Total Other comprehensive income for the period, net of tax		12	(307)	(295)			(295)
Total comprehensive income		12	898	910		12	922
Transactions with owners
Dividends			(600)	(600)		(31)	(631)
Distributions on other equity instruments, net of tax			(140)	(140)			(140)
Capital repayment to parent			(1,175)	(1,175)			(1,175)
Capital contributions received			139	139			139
Return of capital contributions			(9)	(9)			(9)
Total transactions with owners			(1,785)	(1,785)		(31)	(1,816)
Realised gains and losses on equity shares held at fair value through other comprehensive income		(30)	30
Ending Balance at Dec. 31, 2018	2,174	6,965	27,321	36,460	3,217	73	39,750
Comprehensive income
Profit for the period			2,572	2,572		21	2,593
Post-retirement defined benefit scheme remeasurements, net of tax			(129)	(129)			(129)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - debt securities		(163)		(163)			(163)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - equity shares		12		12			12
Gains and losses attributable to own credit risk, net of tax			(221)	(221)			(221)
Movements in cash flow hedging reserve, net of tax		619		619			619
Currency translation differences (tax: nil)		(5)		(5)			(5)
Total Other comprehensive income for the period, net of tax		463	(350)	113			113
Total comprehensive income		463	2,222	2,685		21	2,706
Transactions with owners
Dividends			(2,100)	(2,100)			(2,100)
Distributions on other equity instruments, net of tax			(139)	(139)			(139)
Capital contributions received			123	123			123
Return of capital contributions			(3)	(3)			(3)
Changes in non-controlling interests						(14)	(14)
Total transactions with owners			(2,119)	(2,119)		(14)	(2,133)
Realised gains and losses on equity shares held at fair value through other comprehensive income		(12)	12
Ending Balance at Jun. 30, 2019	£ 2,174	£ 7,416	£ 27,436	£ 37,026	£ 3,217	£ 80	£ 40,323